Investments in associates and joint ventures - Statements of financial position of Coimolache under IFRS (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Investments in associates and joint ventures
Current assets	$ 648,619	$ 761,134
Non-current assets	3,458,655	3,456,087
Current liabilities	(565,357)	(399,182)
Non-current liabilities	(573,717)	(788,474)
Equity	2,968,200	3,029,565	$ 3,063,627	$ 3,047,213
Group's interest	1,488,247	1,473,382	$ 1,536,887
Compania Minera Coimolache S.A. [Member]
Investments in associates and joint ventures
Current assets	145,692	99,887
Non-current assets	234,223	261,782
Current liabilities	(34,028)	(39,204)
Non-current liabilities	(91,069)	(86,103)
Equity	254,818	236,362
Adjustments to conform to the accounting policies of the Group	(9,330)	(13,003)
Shareholders' equity, adjusted	245,488	223,359
Group's interest	$ 98,426	$ 89,554